Impairment of Jaguar Land Rover Business - Summary of Impairment of Jaguar Land Rover Business (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2019 INR (₨)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	₨ 278,379.1
Plant and equipment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	108,570.1
Capital Work in Progress [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	16,560.8
Goodwill [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	81.1
Intangible Assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	101,873.4
Capital work-in-progress [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	₨ 51,293.7